Post closing events (Details) - Issuance of clarifications on investments in India, in partnership with Adani - USD ($) $ in Millions		12 Months Ended
	Feb. 03, 2023	Dec. 31, 2022
Investments in partnership with Adani
Post closing events
Company's exposure resulting from investments, as a percentage of Company's capital employed	2.40%
Company's exposure resulting from investments		$ 3,100
Company's exposure on net operating income		$ 180
Adani Total Private Limited
Post closing events
Group interest, equity method (as a percent)	50.00%
Adani Total Gas Limited
Post closing events
Group interest, equity method (as a percent)	37.40%
Adani Green Energy Limited
Post closing events
Group interest, equity method (as a percent)	19.75%
AGEL23
Post closing events
Group interest, equity method (as a percent)	50.00%